Note 15 - Regulatory Matters - Summary of Compliance With Minimum Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%
Bank [Member]
Common equity tier 1 capital	$ 80,277	$ 69,742
Common equity tier 1 to risk weighted assets	12.60%	11.10%
Common equity tier 1 capital, minimum capital requirement	$ 44,464	$ 40,136
Common equity tier 1 capital, minimum capital requirement, to risk weighted assets	7.00%	6.375%
Common equity tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	$ 41,288	$ 62,959
Common equity tier 1 capital, minimum required to be well capitalized under prompt correction action provisions, to risk-weighted assets	6.50%	6.50%
Total capital	$ 84,493	$ 73,361
Total capital to risk weighted assets	13.30%	11.70%
Total capital, minimum capital requirement	$ 66,697	$ 62,172
Capital Required for Capital Adequacy to Risk Weighted Assets	10.50%	9.875%
Total capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective actions	$ 63,521	$ 62,959
Total capital, to risk-weighted assets, minimum required to be capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier 1 capital	$ 80,277	$ 69,742
Tier 1 capital to risk weighted assets	12.60%	11.10%
Tier 1 capital, minimum capital requirement	$ 53,992	$ 49,580
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	8.50%	7.875%
Tier 1 capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective action provisions	$ 50,816	$ 50,367
Total capital to risk-weighted assets minimum required to be well capitalized under prompt corrective action provisions, ratio	8.00%	8.00%
Tier 1 capital	$ 80,277	$ 69,742
Tier 1 capital to average assets	9.30%	8.80%
Tier 1 capital, minimum capital requirement	$ 34,454	$ 31,745
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Tier 1 capital, to average assets, minimum required to be well capitalized under prompt corrective action provisions	$ 43,068	$ 39,681
Total capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%
Consolidated Entities [Member]
Common equity tier 1 capital	$ 73,938	$ 64,426
Common equity tier 1 to risk weighted assets	11.60%	10.20%
Common equity tier 1 capital, minimum capital requirement	$ 44,634	$ 40,213
Common equity tier 1 capital, minimum capital requirement, to risk weighted assets	7.00%	6.375%
Total capital	$ 78,069	$ 67,953
Total capital to risk weighted assets	12.20%	10.80%
Total capital, minimum capital requirement	$ 66,950	$ 62,290
Capital Required for Capital Adequacy to Risk Weighted Assets	10.50%	9.875%
Tier 1 capital	$ 73,938	$ 64,426
Tier 1 capital to risk weighted assets	11.60%	10.20%
Tier 1 capital, minimum capital requirement	$ 54,198	$ 49,675
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	8.50%	7.875%
Tier 1 capital	$ 73,938	$ 64,426
Tier 1 capital to average assets	8.90%	8.30%
Tier 1 capital, minimum capital requirement	$ 33,233	$ 30,875
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%